Loans and Allowance for Loan Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,452	$ 1,245
Total Past Due and Non Accrual	2,660	3,634
Current	438,888	406,049
Total gross loans	441,548	409,683
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	635	1,874
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	347	360
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	226	155
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	30	0
Total Past Due and Non Accrual	291	192
Current	99,704	93,498
Total gross loans	99,995	93,690
Commercial loans | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	129	98
Commercial loans | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	132	94
Commercial loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	348	741
Total Past Due and Non Accrual	759	741
Current	253,892	222,720
Total gross loans	254,651	223,461
Commercial real estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Commercial real estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	214	0
Commercial real estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	197	0
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	1,074	485
Total Past Due and Non Accrual	1,551	2,606
Current	75,654	76,161
Total gross loans	77,205	78,767
Residential real estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	448	1,704
Residential real estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	262
Residential real estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	29	155
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	19
Total Past Due and Non Accrual	59	95
Current	9,638	13,670
Total gross loans	9,697	13,765
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	58	72
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	1	4
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	$ 0	$ 0